Notes Payable	9 Months Ended
Sep. 30, 2021
Gryphon Digital Mining, Inc. [Member]
Notes Payable [Line Items]
NOTES PAYABLE

NOTE 5 — NOTES PAYABLE

On July 6, 2021, the Company issued a promissory note payable to Sphere 3D in the amount of $2,700,000 (“Sphere 3D Note”). The Sphere 3D Note accrues interest 9.5% with a default interest rate of 12%. Starting on September 30, 2021, The Sphere 3D Note is payable in 36 equal monthly installments of $86,000 with the final payment due August 30, 2024.

On August 30, 2021, the Company entered into an amendment to the Sphere 3D Note (“Amendment 1”), increasing the principal amount of the Sphere 3D Note to $6,350,000.

On September 27, 2021, the Company entered into a second amendment to the Sphere 3D Note (“Amendment 2”), increasing the principal amount of the note to $10,000,000. Also, Amendment 2 modifies the payment schedule, with the first monthly payment due January 1, 2022. Payment will be made in 36 equal monthly installments of $329,000 with the final payment due on December 1, 2024.

As of September 30, 2021, accrued interest amounted to approximately $94,000.